Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 loan	Dec. 31, 2013	Dec. 31, 2012
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 8,800,000	$ 9,200,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	293,000	53,000
Gains (Losses) on Sales of Other Real Estate	(920,000)	(347,000)	5,000
Mortgage Loans on Real Estate, Foreclosures		4,700,000
Mortgage Loans on Real Estate, Number of Foreclosures	2
Financing Receivable, Allowance for Credit Losses, Write-downs	1,546,000	2,225,000	2,437,000
Recognized loss on loan identified as troubled debt restructuring in prior period	73,000
Commercial Real Estate Loans [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Financing Receivable, Modifications, Number of Contracts	1	4
Financing Receivable, Modifications, Pre-Modification Recorded Investment	4,914,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	4,914,000	5,100,000
Gains (Losses) on Sales of Other Real Estate	680,000
Troubled Debt Restructured Loans [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 573,000